Earnings Per Share (Tables)	9 Months Ended
Jun. 30, 2020
Earnings Per Share [Abstract]
Summary of Computation of Basic And Diluted Earnings Per Share

The following table sets forth the computation of the Company’s basic and diluted EPS attributable to common stockholders (in thousands, except share and per share amounts):

	Nine Months Ended June 30,
	2020	2019
Numerator:
Net income (loss)	$(57,874)	$(19,276)

Net income (loss) attributable to common stockholders—basic and diluted	(57,874)	(19,276)

Denominator:
Weighted-average shares of common stock—basic and diluted	113,525,537	108,162,741

Net income (loss) per share attributable to common stockholders:	(57,874)	(19,276)

Net income (loss) attributable to common stockholders—basic and diluted	$(0.51)	$(0.18)

Summary of Antidilutive Securities Excluded From Computation of Earnings Per Share

The following table includes the number of shares that may be dilutive common shares in the future, and were not included in the computation of diluted net income (loss) per share because the effect was anti-dilutive:

	Nine Months Ended June 30,
	2020	2019
Restricted Stock Awards	381,316	—
Stock Options	330,877	—
Restricted Stock Units	10,959	—